SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Equity Leaders Fund

December 31, 2021 (Unaudited)
Shares		Value
Common Stocks — 99.13%
Argentina — 0.83%
31	MercadoLibre, Inc.*	$41,800

Belgium — 4.80%
4,013	Anheuser-Busch InBev NV	241,944

China — 1.70%
1,035	Prosus NV	85,724

Denmark — 1.91%
752	Orsted A/S(a)	96,306

Germany — 4.26%
3,340	Deutsche Post AG	214,831

Hong Kong — 4.04%
20,200	AIA Group Ltd.	203,876

Japan — 3.52%
1,500	Nidec Corp.	177,442

Netherlands — 1.41%
27	Adyen NV*,(a)	70,875

Singapore — 1.92%
4,000	DBS Group Holdings Ltd.	96,876

Spain — 4.72%
7,382	Industria de Diseno Textil SA	238,070

Switzerland — 4.89%
595	Roche Holding AG	246,842

Taiwan — 4.42%
1,851	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	222,694

United States — 60.71%
95	Alphabet, Inc., Class A*	275,219
50	Amazon.com, Inc.*	166,717
1,824	Blackstone, Inc.	236,007
709	Danaher Corp.	233,268
1,250	Ecolab, Inc.	293,238
800	Estee Lauder Cos, Inc. (The), Class A	296,160

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Equity Leaders Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
1,470	JPMorgan Chase & Co.	$232,775
800	Microsoft Corp.	269,056
377	NVIDIA Corp.	110,879
3,900	TJX Cos, Inc. (The)	296,088
1,839	T-Mobile US, Inc.*	213,287
668	UnitedHealth Group, Inc.	335,430
378	Workday, Inc., Class A*	103,262
		3,061,386
Total Common Stocks		4,998,666
(Cost $4,950,290)
Investment Company — 0.89%
44,888	U.S. Government Money Market Fund, RBC Institutional Class 1 (b)	44,888
Total Investment Company		44,888
(Cost $44,888)
Total Investments		$5,043,554
(Cost $4,995,178) — 100.02%
Liabilities in excess of other assets — (0.02)%		(929)
NET ASSETS — 100.00%		$5,042,625

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated investment.

Abbreviations used are defined below:
ADR - American Depositary Receipt

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Equity Leaders Fund (cont.)

December 31, 2021 (Unaudited)
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Consumer Discretionary	16.43%
Health Care	16.17%
Information Technology	15.40%
Financials	15.26%
Consumer Staples	10.67%
Communication Services	9.69%
Industrials	7.78%
Materials	5.82%
Utilities	1.91%
Other*	0.87%
100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.